Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS
The Company’s goodwill balance consists of the following:

(in ‘000)	Amount
December 31, 2019	$376,000
Integron acquisition	6,527
Measurement period adjustment – Aspider	(98)
Currency translation	(182)

December 31, 2019	$382,247
Measurement period adjustment – Integron	(366)
Currency translation	868

December 31, 2020	$382,749

The Company’s other intangible assets consist of the following:

(in ‘000)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$307,355	$(143,230)	$164,125
Technology	46,229	(33,394)	12,835
Carrier contracts	65,700	(33,918)	31,782
Trademarks	15,828	(7,608)	8,220
Internally developed and acquired computer software	45,148	(21,908)	23,240

Total as of December 31, 2020	$480,260	$(240,058)	$240,203

(in ‘000)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$306,656	$(116,655)	$190,001
Technology	45,953	(26,927)	19,026
Carrier contracts	65,700	(27,348)	38,352
Trademarks	15,721	(5,955)	9,766
Internally developed and acquired computer software	34,176	(14,419)	19,757

Total as of December 31, 2019	$468,206	$(191,304)	$276,902

Amortization expense for the years ended December 31, 2020 and 2019 was $48.0 million and $43.4 million, respectively.
The following table shows
 the weighted average remaining useful lives per intangible asset category as of December 31, 2020.

Years
Customer relationships	6.7
Technology	4.1
Carrier contracts	4.9
Trademarks	5.1
Internally developed and acquired computer software	5.2
The following table shows the estimated amortization expense for the next five years and thereafter as of December 31, 2020.

(in ‘000)	Amount
2021	$46,304
2022	44,615
2023	41,735
2024	37,020
2025	34,482
Thereafter	36,047

Total	$240,203

Impairment of Internally Developed Computer Software
During the year ended December 31, 2019, the Company recorded a $3.9 million impairment charge for internally developed and acquired computer software associated with the RACO Wireless, LLC acquisition in December 2014. The impairment was a direct result of technological advancements resulting in 2G and 3G networks being sunset and is recorded under intangible asset impairment loss in the consolidated statement of operations.